Restatement of Previously Issued Financial Statements - Summary of Restatement of Balance Sheet (Detail) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
		Jan. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 09, 2021	Jan. 13, 2021	Dec. 31, 2018
Restatement [Line Items]
Member advances, net of allowance for unrecoverable advances			$ 44,868,000				$ 44,868,000	$ 44,868,000		$ 38,744,000	$ 29,042,000
Prepaid income taxes			2,701,000				2,701,000	2,701,000		4,008,000	0
Total Current Assets			89,578,000				89,578,000	89,578,000		69,352,000	62,215,000
Total Assets			133,856,000				133,856,000	133,856,000		76,405,000	67,088,000
Liabilities, convertible preferred stock, and stockholders' deficit
Income taxes payable										0	508,000
Total Current Liabilities			44,897,000				44,897,000	44,897,000		24,180,000	9,575,000
Other non-current liabilities			545,000				545,000	545,000		585,000	37,000
Total Liabilities			81,229,000				81,229,000	81,229,000		26,561,000	11,796,000
Accumulated deficit			(17,705,000)				(17,705,000)	(17,705,000)		(12,904,000)	(5,947,000)
Total shareholders' equity (deficit)			(19,546,000)				(19,546,000)	(19,546,000)	$ 11,678,000	(22,329,000)	(16,881,000)			$ (3,507,000)
Total liabilities, convertible preferred stock, and stockholders' deficit			133,856,000				133,856,000	133,856,000		76,405,000	67,088,000
Class A common stock			100				100	100		100	100
Additional paid-in capital			13,285,000				13,285,000	13,285,000		5,493,000	3,712,000
Provision for unrecoverable advances										25,539,000	19,688,000
Total operating expenses								144,129,000	77,579,000	123,177,000	74,450,000
Net loss before provision for income taxes								(4,802,000)	6,848,000	(6,812,000)	1,332,000
Provision for income taxes								(1,000)	(20,805,000)	145,000	545,000
Net (loss) income								$ (4,801,000)	$ 27,653,000	$ (6,957,000)	$ 787,000
Net loss per share:
Basic								$ (0.05)	$ 0.08	$ (0.08)	$ 0.00
Diluted								$ (0.05)	$ 0.08	$ (0.08)	$ 0.00
Net Income (Loss)								$ (4,801,000)	$ 27,653,000	$ (6,957,000)	$ 787,000
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for unrecoverable advances								21,693,000	14,311,000	25,539,000	19,688,000
Changes in operating assets and liabilities:
Prepaid income taxes								(1,307,000)	22,904,000	4,008,000	0
Income taxes payable								0	(508,000)	(508,000)	508,000
Other non-current liabilities								(40,000)	471,000	547,000	37,000
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted								(4,801,000)	27,653,000	(6,957,000)	787,000
Accumulated deficit			(17,705,000)				(17,705,000)	(17,705,000)		(12,904,000)	(5,947,000)
Total Stockholders' Deficit			(19,546,000)				(19,546,000)	(19,546,000)	$ 11,678,000	(22,329,000)	(16,881,000)			$ (3,507,000)
VPC Impact Acquisition Holdings III, Inc [Member]
Restatement [Line Items]
Total Current Assets			1,037,591				1,037,591	1,037,591
Total Assets		$ 100,000	254,819,737				254,819,737	254,819,737
Liabilities, convertible preferred stock, and stockholders' deficit
Total Current Liabilities		75,604	2,268,718				2,268,718	2,268,718
Total Liabilities			32,961,632				32,961,632	32,961,632
Accumulated deficit		(604)	(31,908,509)	$ (29,231,669)	$ (25,753,005)	$ (29,231,669)	(31,908,509)	(31,908,509)				$ (26,080,827)
Total shareholders' equity (deficit)		24,396	(31,907,875)	(29,231,035)	(25,752,371)	(29,231,035)	(31,907,875)	(31,907,875)				(26,080,193)	$ 0
Total liabilities, convertible preferred stock, and stockholders' deficit		100,000	254,819,737				254,819,737	254,819,737
Class A common stock subject to possible redemption			253,765,980	253,765,980	253,765,980	253,765,980	253,765,980	253,765,980				253,765,980
Additional paid-in capital		24,353		0	0	0						0
Net (loss) income		(604)	(2,676,840)	(3,478,664)	(1,650,406)		(7,805,910)
Net loss per share:
Net Income (Loss)		(604)	(2,676,840)	(3,478,664)	(1,650,406)		(7,805,910)
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted		(604)	(2,676,840)	(3,478,664)	(1,650,406)		(7,805,910)
Accumulated deficit		(604)	(31,908,509)	(29,231,669)	(25,753,005)	(29,231,669)	(31,908,509)	(31,908,509)				(26,080,827)
Total Stockholders' Deficit		$ 24,396	(31,907,875)	(29,231,035)	(25,752,371)	(29,231,035)	(31,907,875)	(31,907,875)				(26,080,193)	$ 0
Initial classification of Class A common stock subject to possible redemption					253,765,980	253,765,980
Change in value of Class A common stock subject to possible redemption					0	0
Weighted average shares outstanding	[1]	5,625,000
Basic and diluted net loss per share		$ 0.00
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Class A common stock subject to possible redemption			253,765,980				253,765,980	253,765,980
Class A common stock		$ 0	0	$ 0	$ 0	$ 0	0	$ 0				0
Net (loss) income			(2,141,472)				(5,990,311)
Net loss per share:
Net Income (Loss)			(2,141,472)				(5,990,311)
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted			$ (2,141,472)				$ (5,990,311)
Weighted average shares outstanding			25,376,598				20,481,452
Basic and diluted net loss per share			$ (0.08)				$ (0.29)
Class A common stock redeemable shares [Member]
Restatement [Line Items]
Prepaid income taxes										4,008,000
Class A common stock redeemable shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Weighted average shares outstanding				25,376,598	7,863,171	17,700,960
Basic and diluted net loss per share				$ (0.11)	$ (0.12)	$ (0.22)
ClassB common stock nonredeemable shares [Member]
Changes in operating assets and liabilities:
Prepaid income taxes										(4,008,000)
ClassB common stock nonredeemable shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Weighted average shares outstanding				6,344,150	5,931,376	6,126,629
Basic and diluted net loss per share				$ (0.11)	$ (0.12)	$ (0.22)
Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Accumulated deficit										(12,904,000)	(5,947,000)
Total shareholders' equity (deficit)										(22,329,000)	(16,881,000)
Net (loss) income										(6,957,000)	787,000
Net loss per share:
Net Income (Loss)										(6,957,000)	787,000
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted										(6,957,000)	787,000
Accumulated deficit										(12,904,000)	(5,947,000)
Total Stockholders' Deficit										(22,329,000)	(16,881,000)
As Previously Reported
Restatement [Line Items]
Member advances, net of allowance for unrecoverable advances										47,588,000	31,789,000
Prepaid income taxes										1,576,000
Total Current Assets										75,764,000	64,962,000
Total Assets										82,817,000	69,835,000
Liabilities, convertible preferred stock, and stockholders' deficit
Income taxes payable											1,348,000
Total Current Liabilities											10,415,000
Other non-current liabilities										735,000
Total Liabilities										26,711,000	12,636,000
Accumulated deficit										(6,642,000)	(4,040,000)
Total shareholders' equity (deficit)										(16,067,000)	(14,974,000)
Total liabilities, convertible preferred stock, and stockholders' deficit										82,817,000	69,835,000
Provision for unrecoverable advances										19,441,000	16,941,000
Total operating expenses										117,079,000	71,703,000
Net loss before provision for income taxes										(714,000)	4,079,000
Provision for income taxes										1,888,000	1,385,000
Net (loss) income										$ (2,602,000)	2,694,000
Net loss per share:
Basic										$ (0.03)
Diluted										$ (0.03)
Net Income (Loss)										$ (2,602,000)	2,694,000
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for unrecoverable advances										19,441,000
Changes in operating assets and liabilities:
Prepaid income taxes										(1,576,000)
Income taxes payable										(1,348,000)
Other non-current liabilities										698,000
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted										(2,602,000)	2,694,000
Accumulated deficit										(6,642,000)	(4,040,000)
Total Stockholders' Deficit										(16,067,000)	(14,974,000)
As Previously Reported | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Accumulated deficit				$ (5,129,070)	$ (1,650,406)	$ (5,129,070)						(1,978,231)
Total shareholders' equity (deficit)				5,000,005	5,000,009	5,000,005						5,000,007
Class A common stock subject to possible redemption				219,534,940	223,013,600	219,534,940						222,685,780
Additional paid-in capital				10,128,098	6,649,473	10,128,098						6,977,293
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Accumulated deficit				(5,129,070)	(1,650,406)	(5,129,070)						(1,978,231)
Total Stockholders' Deficit				5,000,005	5,000,009	5,000,005						5,000,007
Initial classification of Class A common stock subject to possible redemption					222,685,780	222,685,780
Change in value of Class A common stock subject to possible redemption					327,820	(3,150,840)
As Previously Reported | Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Class A common stock				$ 343	$ 308	$ 343						311
As Previously Reported | Class A common stock redeemable shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Weighted average shares outstanding				25,376,598	25,376,598	25,376,598
Basic and diluted net loss per share				$ 0	$ 0	$ 0
As Previously Reported | ClassB common stock nonredeemable shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Weighted average shares outstanding				6,344,150	5,851,019	6,129,745
Basic and diluted net loss per share				$ (0.55)	$ (0.28)	$ (0.84)
As Previously Reported | Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Accumulated deficit										(6,642,000)	(4,040,000)
Total shareholders' equity (deficit)										(16,067,000)	(14,974,000)
Net (loss) income										(2,602,000)	2,694,000
Net loss per share:
Net Income (Loss)										(2,602,000)	2,694,000
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted										(2,602,000)	2,694,000
Accumulated deficit										(6,642,000)	(4,040,000)
Total Stockholders' Deficit										(16,067,000)	(14,974,000)
Restatement
Restatement [Line Items]
Member advances, net of allowance for unrecoverable advances										(8,844,000)	(2,747,000)
Prepaid income taxes										2,432,000
Total Current Assets										(6,412,000)	(2,747,000)
Total Assets										(6,412,000)	(2,747,000)
Liabilities, convertible preferred stock, and stockholders' deficit
Income taxes payable											(840,000)
Total Current Liabilities											(840,000)
Other non-current liabilities										(150,000)
Total Liabilities										(150,000)	(840,000)
Accumulated deficit										(6,262,000)	(1,907,000)
Total shareholders' equity (deficit)										(6,262,000)	(1,907,000)
Total liabilities, convertible preferred stock, and stockholders' deficit										(6,412,000)	(2,747,000)
Provision for unrecoverable advances										6,098,000	2,747,000
Total operating expenses										6,098,000	2,747,000
Net loss before provision for income taxes										(6,098,000)	(2,747,000)
Provision for income taxes										(1,743,000)	(840,000)
Net (loss) income										(4,355,000)	(1,907,000)
Net loss per share:
Net Income (Loss)										(4,355,000)	(1,907,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for unrecoverable advances										6,098,000
Changes in operating assets and liabilities:
Prepaid income taxes										(2,432,000)
Income taxes payable										840,000
Other non-current liabilities										(151,000)
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted										(4,355,000)	(1,907,000)
Accumulated deficit										(6,262,000)	(1,907,000)
Total Stockholders' Deficit										(6,262,000)	(1,907,000)
Restatement | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Accumulated deficit				$ (24,102,599)	$ (24,102,599)	$ (24,102,599)						(24,102,596)
Total shareholders' equity (deficit)				(34,231,040)	(30,752,380)	(34,231,040)						(31,080,200)
Class A common stock subject to possible redemption				34,231,040	30,752,380	34,231,040						31,080,200
Additional paid-in capital				(10,128,098)	(6,649,473)	(10,128,098)						(6,977,293)
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Accumulated deficit				(24,102,599)	(24,102,599)	(24,102,599)						(24,102,596)
Total Stockholders' Deficit				(34,231,040)	(30,752,380)	(34,231,040)						(31,080,200)
Initial classification of Class A common stock subject to possible redemption					31,080,200	31,080,200
Change in value of Class A common stock subject to possible redemption					(327,820)	3,150,840
Restatement | Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Class A common stock				$ (343)	$ (308)	$ (343)						$ (311)
Restatement | Class A common stock redeemable shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Weighted average shares outstanding				0	(17,513,427)	(7,675,638)
Basic and diluted net loss per share				$ (0.11)	$ (0.12)	$ (0.22)
Restatement | ClassB common stock nonredeemable shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Weighted average shares outstanding				0	80,357	(3,116)
Basic and diluted net loss per share				$ 0.44	$ 0.16	$ 0.62
Restatement | Convertible Preferred Stock [Member]
Liabilities, convertible preferred stock, and stockholders' deficit
Accumulated deficit										(6,262,000)	(1,907,000)
Total shareholders' equity (deficit)										(6,262,000)	(1,907,000)
Net (loss) income										(4,355,000)	(1,907,000)
Net loss per share:
Net Income (Loss)										(4,355,000)	(1,907,000)
Consolidated Statement of Convertible Preferred Stock and Stockholder's Deficit:
Allocation of net loss, as adjusted										(4,355,000)	(1,907,000)
Accumulated deficit										(6,262,000)	(1,907,000)
Total Stockholders' Deficit										$ (6,262,000)	$ (1,907,000)

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).